PRINCIPAL ACCOUNTING POLICIES - Dividends (Details) - China - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent	¥ 7
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent	¥ 16	¥ 12	¥ 8
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)	10.00%